Note 8 - Discontinued Operations	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
8.	Discontinued Operations

Following the close of trading on the Nasdaq Capital Market on
May 30, 2018,
the Company completed the spin-off of its drybulk fleet (excluding M/V Monica P, a handymax drybulk carrier, which was agreed to be sold) to EuroDry Ltd (“EuroDry”). Accordingly, the results of operations and financial condition of EuroDry have been presented in discontinued operations for all periods presented
. The revenue and loss for the discontinued operations for the periods ended
June
30,
2017
and
2018
are analyzed as follows:

	Six Months Ended June 30 (discontinued operations)
	2017	2018
Statement of Operations Data
Voyage revenue	8,551,308	11,379,371
Commissions	(489,434)	(642,898)
Voyage expenses	(930,971)	(747,653)
Vessel operating expenses	(3,661,567)	(4,443,003)
Drydocking expenses	(80,825)	(1,442,657)
Management fees	(660,983)	(800,621)
Vessel depreciation	(2,375,994)	(2,531,778)
Other general and administrative expenses	(486,577)	(1,189,720)
Operating loss	(135,043)	(418,959)
Total other expenses, net	(942,499)	(921,838)
Net loss	(1,077,542)	(1,340,797)
Dividend Series B Preferred Shares	-	(80,204)
Net loss attributable to discontinued operations	(1,077,542)	(1,421,001)
Loss per share attributable to common shareholders, basic and diluted	(0.49)	(0.64)
Weighted average number of shares outstanding during period, basic and diluted	2,206,151	2,226,753